GOODWILL (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 980	$ 1,041
Amount by which unit's recoverable amount exceeds its carrying amount	4,191
Recoverable amount of asset or cash-generating unit	$ 4,012
Growth rate used to extrapolate cash flow projections	7.90%
Discount rate applied to cash flow projections	9.30%
Recoverable amount of asset or cash-generating unit	$ 4,012